GENERAL INFORMATION	12 Months Ended
Dec. 31, 2021
General Information [Abstract]
GENERAL INFORMATION [Text Block]

1. GENERAL INFORMATION

The Real Brokerage Inc. ("Real" or the "Company") is a technology-powered real estate brokerage firm, licensed in over 40 U.S. states, the District of Columbia, and 2 provinces in Canada with over 3,850 agents. Real offers agents a mobile focused tech-platform to run their business, as well as attractive business terms and wealth building opportunities.

The consolidated operations of Real include the wholly-owned subsidiaries of Real Technology Broker Ltd. incorporated on June 29, 2014 in Israel, Real PIPE, LLC incorporated on November 5, 2020 under the laws of the state of Delaware, Real Broker MA, LLC incorporated on July 11, 2018 under the laws of the state of Delaware, Real Broker CT, LLC incorporated on July 11, 2018 under the laws of the state of Delaware, Real Broker, LLC (formerly Realtyka, LLC) incorporated on October 17, 2014 under the laws of the state of Texas, Real Broker Commercial LLC incorporated on July 29, 2019 under the laws of the state of Texas, Real Broker BC Ltd. incorporated on February 23, 2021 in the province of British Columbia and Real Broker AB Ltd. incorporated on February 23, 2021 in the province of Alberta.

On January 11, 2021 Real completed the acquisition of the business assets and intellectual property of RealtyCrunch Inc. ("RealtyCrunch"). The transaction was settled in cash for an aggregate purchase price of USD $1.1 million plus 184 Common Share purchase warrants of Real. Each warrant is exercisable into one Common Share at a price of CAD $1.36 for a period of four years. In connection with this acquisition, Real also granted 2,441 stock options ("Options"), which vest over a 4-year period. The Company has determined the acquisition meets the definition of business combinations within the scope of IFRS 3, Business Combination and has completed the determination to allocate purchase price among the assets purchased and amount attributable to goodwill.

On May 17, 2021, the TSX Venture Exchange (the "TSXV") accepted the Company's Notice of Intention to implement a normal course issuer bid ("NCIB"). Pursuant to the NCIB, the Company may, during the 12-month period commencing May 20, 2021 and ending May 20, 2022, purchase up to 7,170 common shares of the Company ("Common Shares"), being approximately 5% of the total 143,404 Common Shares issued and outstanding as of April 30, 2021. The Company repurchased 4,906 of common shares in the amount of $12,644 as of December 31, 2021. The purpose of the purchase of common shares under the NCIB is to enable the Company to acquire shares to satisfy the RSU Plan (see Note 11(D)) for more information. The NCIB shall terminate on the earlier of April 20, 2022 and the date on which the maximum number of Common Shares purchasable under the NCIB is acquired by the Company.

The Company appointed CWB Trust Services (the "Trustee") as the trustee for the purposes of arranging for the acquisition of Common Shares and to hold the Common Shares in trust for the purposes of satisfying restricted share unit ("RSU") payments well as deal with other administration matters. Through the Trustee, RBC Capital Markets has been engaged to undertake purchases under the NCIB. RBC Capital Markets is required to comply with the TSXV NCIB rules in respect of the purchases of Common Shares as the Trustee is a non-independent trustee by the TSXV for the purposes of the NCIB rules.

The Common Shares acquired will be held by the Trustee until the same are sold in the market with the proceeds to be transferred to designated participants or until the Common Shares are delivered to designated participants, in each case under the terms of the Company's equity incentive plans to satisfy the Company's obligations in respect of redemptions of vested restricted share units ("RSUs") held by such designated participants. (see Note 11.D)) for more information.

On June 15, 2021 Real's common shares began trading on the NASDAQ Capital Market (the "NASDAQ") under the symbol "REAX". Trading of the Common Shares will continue on the TSXV under the same symbol, 'REAX". The purpose of the NASDAQ listing is to enhance shareholder value through improved visibility and increased trading liquidity.

On August 16, 2021, the Company announced it has launched its operations in Alberta, Canada as "Real Broker AB", this marking the launch of its first international operations.

On December 3, 2021, Real completed the acquisition of the business assets and intellectual property of Scott Benson Real Estate Inc. in Ontario, Canada. The transaction was settled in cash for an aggregate purchase price of CAD $1.